THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

FOREIGN COMMON STOCK — 7.0%

	Shares	Value

AUSTRALIA — 1.1%
a2 Milk *	1,400	$19,294
AGL Energy	1,410	16,743
Altium	650	15,255
Ansell	680	18,680
ASX	270	15,943
BlueScope Steel	2,060	16,469
Brickworks	1,520	17,734
BWP Trust ‡	6,590	18,127
Chorus	3,410	16,786
Coca-Cola Amatil	2,740	16,013
Cochlear	120	16,308
Domino’s Pizza Enterprises	380	20,069
Evolution Mining	3,900	16,439
Fisher & Paykel Healthcare	870	20,555
Insurance Australia Group	4,030	14,655
Janus Henderson Group	740	15,396
Medibank Pvt	8,570	17,266
Metcash	8,990	17,406
Mineral Resources	1,250	22,987
NEXTDC *	2,690	21,890
Orora	7,136	11,726
Regis Resources	4,420	17,779
Shopping Centres Australasia Property Group ‡	10,930	16,867
Sonic Healthcare	860	19,723
Spark Infrastructure Group	11,450	18,488
Spark New Zealand	6,000	19,504
Steadfast Group	7,350	17,592
Suncorp Group	–	1
Technology One	2,620	15,742
TPG Telecom *	3,000	17,233
Tuas *	1,500	756
Washington H Soul Pattinson	1,240	17,320

		526,746

CANADA — 4.9%
Agnico Eagle Mines	1,210	96,090

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
CANADA — continued
Cameco	6,941	$70,579
Choice Properties ‡	7,780	73,650
Cogeco Communications	990	75,463
Descartes Systems Group *	1,530	86,138
Dollarama	2,070	75,694
Element Fleet Management	10,127	84,981
Endeavour Mining *	3,310	89,184
Enghouse Systems	1,620	91,809
Franco-Nevada	560	89,511
Hydro One	3,857	82,182
IGM Financial	3,030	74,492
Intact Financial	770	84,068
Kinaxis *	600	91,112
Linamar	2,550	76,151
Loblaw	1,512	78,442
Maple Leaf Foods	4,000	87,976
Metro, Cl A	1,835	80,499
Northview Apartment ‡	2,911	76,152
Onex	1,600	71,122
Quebecor, Cl B	3,344	76,294
Ritchie Bros Auctioneers	1,745	80,681
Stantec	2,481	79,851
Sun Life Financial	2,050	79,906
TMX Group	768	78,506
Toromont Industries	1,498	81,663
Tourmaline Oil	7,060	71,789
Waste Connections	790	80,743
Wheaton Precious Metals	1,799	97,602
Winpak	2,310	80,969

		2,443,299

FRANCE — 0.4%
Alstom	370	20,585
Amundi	210	15,906
BioMerieux	120	19,436
Carrefour	1,070	17,016
Cie Generale des Etablissements Michelin	150	15,609

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
FRANCE — continued
Danone	240	$15,984
Dassault Systemes	100	18,152
EssilorLuxottica	120	15,860
Iliad	90	17,641
Sartorius Stedim Biotech	60	18,659

		174,848

GERMANY — 0.3%
Beiersdorf	150	17,873
Deutsche Boerse	90	16,390
Deutsche Wohnen	360	17,471
E.ON	1,550	18,141
Fresenius Medical Care & KGaA	190	16,701
Symrise, Cl A	150	18,738
Uniper	530	18,330
Vonovia	280	18,200
Zalando *	240	17,313

		159,157

ITALY — 0.0%
Ferrari	90	16,046

LUXEMBOURG — 0.0%
Eurofins Scientific	20	13,000

NETHERLANDS — 0.2%
Akzo Nobel	190	17,847
Just Eat Takeaway.com *	140	15,132
Koninklijke Ahold Delhaize	650	18,736
Koninklijke DSM	120	18,320
Wolters Kluwer	210	16,539

		86,574

PORTUGAL — 0.0%
Jeronimo Martins SGPS	960	16,165

SPAIN — 0.1%
Cellnex Telecom	290	18,180
Grifols	520	15,130

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
SPAIN — continued
Siemens Gamesa Renewable Energy	970	$22,709

		56,019

Total Foreign Common Stock
(Cost $2,950,742)		3,491,854

COMMON STOCK — 3.7%

UNITED STATES — 3.7%

COMMUNICATION SERVICES — 0.4%
Activision Blizzard	800	66,104
Electronic Arts *	470	66,561
Take-Two Interactive Software *	430	70,529

		203,194

CONSUMER DISCRETIONARY — 0.6%
Dollar General	300	57,120
Domino’s Pizza	150	57,991
eBay	1,270	70,206
Target	490	61,681
Tiffany	450	56,412

		303,410

CONSUMER STAPLES — 0.5%
Clorox	280	66,223
Hormel Foods	1,200	61,032
JM Smucker	500	54,675
Kroger	1,781	61,961

		243,891

FINANCIALS — 0.3%
Cboe Global Markets	560	49,112
MarketAxess Holdings	110	56,837
MSCI, Cl A	170	63,917

		169,866

HEALTH CARE — 0.6%
Alnylam Pharmaceuticals *	420	61,219
Becton Dickinson	240	67,522
Incyte *	580	57,281

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Regeneron Pharmaceuticals *	90	$56,886
Seattle Genetics *	360	59,857

		302,765

INDUSTRIALS — 0.2%
United Parcel Service, Cl B	570	81,373

INFORMATION TECHNOLOGY — 0.6%
Akamai Technologies *	550	61,842
Broadridge Financial Solutions	470	63,140
Okta, Cl A *	290	64,084
Tyler Technologies *	150	53,587
Xilinx	630	67,631

		310,284

MATERIALS — 0.1%
Newmont	995	68,854

REAL ESTATE — 0.3%
Digital Realty Trust ‡	410	65,822
SBA Communications, Cl A ‡	180	56,077

		121,899

UTILITIES — 0.1%
Consolidated Edison	780	59,927

Total Common Stock
(Cost $1,475,426)		1,865,463

RIGHTS — 0.0%

	Number of Rights
Cellnex Telecom, Expires 08/11/20 *
(Cost $–)	290	1,213

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

SHORT-TERM INVESTMENT — 70.9%

	Shares	Value
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 0.120% (A)
(Cost $35,417,393)	35,417,393	$35,417,393

TOTAL INVESTMENTS IN SECURITIES — 81.6%
(Cost $39,843,561)		$40,775,923

SECURITIES SOLD SHORT

FOREIGN COMMON STOCK — (2.3)%

AUSTRALIA — (0.4)%
Boral	(5,940)	$(15,235)
Challenger	(3,990)	(12,372)
Charter Hall Group ‡	(2,050)	(15,408)
Credit Group	(690)	(9,357)
EML Payments *	(3,790)	(8,529)
Flight Centre Travel Group	(1,240)	(9,382)
Oil Search	(4,690)	(9,784)
Pendal Group	(3,400)	(14,137)
PolyNovo *	(6,350)	(9,936)
Reliance Worldwide	(6,290)	(12,044)
Santos	(3,410)	(12,839)
Seven Group Holdings	(1,210)	(14,722)
Star Entertainment Grp	(6,050)	(11,022)
Stockland ‡	(4,930)	(11,236)
Webjet	(4,420)	(8,937)

		(174,940)

CANADA — (1.6)%
Air Canada, Cl A *	(4,360)	(49,184)
AltaGas	(3,610)	(45,224)
Aurora Cannabis *	(4,510)	(45,960)
Boardwalk ‡	(1,980)	(45,278)
CAE	(3,620)	(54,025)
Capital Power	(2,870)	(60,702)
Cenovus Energy	(8,580)	(38,177)
CI Financial	(5,210)	(71,609)
ECN Capital	(21,040)	(74,141)
Great Canadian Gaming *	(3,240)	(64,295)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
CANADA - continued
Inter Pipeline	(4,070)	$(38,134)
Methanex	(2,880)	(53,366)
Norbord	(2,000)	(65,042)
Pembina Pipeline	(1,680)	(40,826)
Power Corp of Canada	(3,900)	(69,210)

		(815,173)

FRANCE — (0.1)%
Renault	(490)	(11,576)
Safran	(110)	(11,589)
Societe Generale	(680)	(10,400)
Vinci	(130)	(11,148)

		(44,713)

GERMANY — (0.1)%
Continental	(140)	(13,615)
Daimler	(300)	(13,217)
Fresenius & KGaA	(330)	(16,431)
Infineon Technologies	(530)	(13,192)
METRO	(1,600)	(14,611)

		(71,066)

ITALY — (0.0)%
Eni	(1,410)	(12,525)

NETHERLANDS — (0.1)%
Aegon	(3,820)	(11,276)
ArcelorMittal	(1,150)	(12,653)
NN Group	(350)	(12,781)
Unibail-Rodamco-Westfield ‡	(220)	(11,537)

		(48,247)

Total Foreign Common Stock
(Proceeds $1,063,601)		(1,166,664)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

COMMON STOCK — (1.3)%

	Shares	Value

UNITED STATES — (1.3)%

CONSUMER DISCRETIONARY — (0.3)%
Aptiv	(600)	$(46,650)
Darden Restaurants	(630)	(47,817)
MGM Resorts International	(2,250)	(36,203)
Royal Caribbean Cruises	(610)	(29,713)

		(160,383)

CONSUMER STAPLES — (0.0)%
Coca-Cola European Partners	(380)	(15,644)

ENERGY — (0.2)%
Marathon Petroleum	(1,120)	(42,784)
ONEOK	(1,260)	(35,167)

		(77,951)

FINANCIALS — (0.2)%
American International Group	(1,560)	(50,138)
Discover Financial Services	(820)	(40,533)
Lincoln National	(1,000)	(37,270)

		(127,941)

HEALTH CARE — (0.1)%
Universal Health Services, Cl B	(620)	(68,138)

INDUSTRIALS — (0.1)%
United Airlines Holdings *	(1,130)	(35,459)

INFORMATION TECHNOLOGY — (0.2)%
Square, Cl A *	(450)	(58,432)
Xerox Holdings	(2,000)	(33,300)

		(91,732)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — (0.2)%
Simon Property Group ‡	(550)	$(34,293)
VICI Properties ‡	(2,210)	(47,979)

		(82,272)

Total Common Stock
(Proceeds $526,036)		(659,520)

TOTAL SECURITIES SOLD SHORT — (3.6)%
(Proceeds $1,589,637)		$(1,826,184)

The open futures contracts held by the Fund at July 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Bank Bill	35	Jun-2022	$ 6,413,163	$ 6,494,643	$ 4,171
90-Day Bank Bill	29	Mar-2022	5,240,838	5,382,088	5,240
90-Day Bank Bill	33	Dec-2021	5,969,369	6,125,369	5,560
90-Day Bank Bill	34	Sep-2021	6,164,332	6,311,938	4,305
90-Day Euro$	45	Dec-2021	7,018,985	7,364,984	18,104
90-Day Euro$	50	Dec-2021	8,584,077	8,913,645	2,895
90-Day Euro$	44	Mar-2022	6,843,258	7,202,038	16,923
90-Day Euro$	49	Mar-2021	8,161,708	8,738,873	8,312
90-Day Euro$	23	Mar-2022	5,736,620	5,741,662	5,042
90-Day Euro$	47	Jun-2021	7,517,040	8,041,933	6,189
90-Day Euro$	45	Jun-2022	7,073,420	7,365,353	11,476
90-Day Euro$	26	Sep-2021	6,481,014	6,490,250	9,236
90-Day Euro$	26	Jun-2022	6,484,617	6,489,925	5,308
90-Day Euro$	23	Dec-2021	5,732,158	5,740,512	8,354
90-Day Euro$	46	Sep-2021	7,160,437	7,528,274	14,671
90-Day Euro$	47	Sep-2021	7,677,701	8,379,665	8,735
Amsterdam Index	20	Aug-2020	2,623,983	2,560,400	(134,483)
AUDUSD Currency	(76)	Sep-2020	(5,403,046)	(5,431,720)	(28,674)
Australian 10-Year Bond	16	Sep-2020	1,708,504	1,708,430	8,276
Australian 3-Year Bond	23	Sep-2020	1,856,764	1,923,026	(49)
British Pound	41	Sep-2020	3,314,188	3,358,925	44,737
CAD Currency	236	Sep-2020	17,492,561	17,633,920	141,359
Canadian 10-Year Bond	(369)	Sep-2020	(42,649,394)	(42,617,716)	(23,321)
CBOT Mini DJIA	(1)	Sep-2020	(132,583)	(131,595)	988
DAX Index	(3)	Sep-2020	(1,099,932)	(1,091,124)	15,931
Euro	(24)	Sep-2020	(3,530,593)	(3,539,850)	(9,257)
Euro STOXX 50	(36)	Sep-2020	(1,371,326)	(1,349,793)	60,907
Euro-Bob	14	Sep-2020	2,227,125	2,230,290	3,528
Euro-BTP	6	Sep-2020	975,959	1,038,884	26,812
Euro-Bund	(43)	Sep-2020	(8,959,497)	(8,991,743)	(30,130)
Euro-OAT	18	Sep-2020	3,379,613	3,578,034	59,703

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index	19	Sep-2020	$1,468,078	$ 1,464,035	$ (73,394)
Hang Seng China Enterprises Index	(8)	Aug-2020	(523,171)	(518,328)	4,850
Hang Seng Index	(2)	Aug-2020	(318,272)	(316,852)	1,423
Japanese 10-Year Bond	31	Sep-2020	44,983,243	44,622,077	5,220
Japanese Yen	46	Sep-2020	5,442,369	5,439,212	(3,157)
Long Gilt 10-Year Bond	(1)	Oct-2020	(181,362)	(181,362)	—
Mexican Peso	155	Sep-2020	3,417,618	3,467,350	49,732
MSCI Singapore Index	(30)	Aug-2020	(639,760)	(626,965)	14,769
MSCI Taiwan Index	(10)	Aug-2020	(498,888)	(499,300)	(412)
NASDAQ 100 Index E-MINI	2	Sep-2020	436,189	435,620	(569)
New Zealand Dollar	141	Sep-2020	9,393,174	9,346,890	(46,284)
Nikkei 225 Index	1	Sep-2020	214,240	205,564	(7,010)
Nikkei 225 Index	1	Sep-2020	116,328	109,700	(6,628)
Norwegian Krone	(46)	Sep-2020	(9,841,467)	(10,118,160)	(276,693)
OMX Stockholm 30	33	Aug-2020	642,717	642,877	160
S&P 500 Index E-MINI	10	Sep-2020	1,624,682	1,631,750	7,068
S&P TSX 60 Index	3	Sep-2020	432,526	432,446	(80)
SGX Nifty 50	48	Aug-2020	1,084,722	1,066,032	(18,690)
SPI 200 Index	(4)	Sep-2020	(423,661)	(419,953)	7,036
Swedish Krona	(34)	Sep-2020	(7,602,171)	(7,752,680)	(150,509)
Swiss Franc	(53)	Sep-2020	(7,257,559)	(7,258,350)	(791)
TOPIX Index	4	Sep-2020	588,520	565,491	(28,092)
U.S. 10-Year Treasury Notes	325	Sep-2020	45,447,890	45,525,391	77,501
U.S. 2-Year Treasury Notes	16	Oct-2020	3,532,921	3,535,750	2,829
U.S. 5-Year Treasury Notes	26	Oct-2020	3,274,718	3,279,250	4,532
U.S. Long Treasury Bond	4	Sep-2020	725,132	729,125	3,993
U.S. Ultra Long Treasury Bond	1	Sep-2020	225,439	227,687	2,248

			$174,455,258	$178,223,817	$ (160,100)

The open forward contracts held by the Fund at July 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation

Morgan Stanley	09/23/20	EUR	261,490	USD	295,731	$(12,658)

Morgan Stanley	09/23/20	AUD	425,910	USD	296,618	(7,736)

Morgan Stanley	09/23/20	CAD	1,999,885	USD	1,472,506	(20,757)

						$(41,151)

Percentages are based on Net Assets of $49,964,265.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2020 (Unaudited)

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAD — Canadian Dollar

CBOT — Chicago Board of Trade

Cl — Class

DAX — Deutscher Aktien Index

DJIA — Dow Jones Industrial Average

EUR — Euro

Euro STOXX — Stock Index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OAT — Obligations assimilables du Trésor

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Exchange Tokyo Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following table summarizes the inputs used as of July 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$3,491,854	$—	$—	$3,491,854
Common Stock	1,865,463	—	—	1,865,463
Rights	1,213	—	—	1,213
Short-Term Investment	35,417,393	—	—	35,417,393

Total Investments in Securities	$40,775,923	$—	$—	$40,775,923

Securities Sold Short	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$(1,166,664)	$—	$—	$(1,166,664)
Common Stock	(659,520)	—	—	(659,520)

Total Securities Sold Short	$(1,826,184)	$—	$—	$(1,826,184)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$678,123	$—	$—	$678,123
Unrealized Depreciation	(838,223)	—	—	(838,223)
Forwards Contracts*
Unrealized Depreciation	—	(41,151)	—	(41,151)

Total Other Financial Instruments	$(160,100)	$(41,151)	$—	$(201,251)

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RLL-QH-001-1200